Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

[redacted]

13003672

Received SEC

NOV 25 2013

Washington, DC 20549

NYSE EURONEXT

November 25, 2013

001-35242

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Maiden Holdings North America, Ltd., Maiden Holdings North America, Ltd.'s 7.75% Notes due 2043 (and the Guarantee with respect thereto), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 25, 2013. Tentative listing date – November 27, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com